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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
              STAG WALL STREET VARIABLE UNIVERSAL LIFE (SERIES I)

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference. The Prudential Insurance Company of America provides administration for the above-referenced variable life insurance product.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of the General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2012)

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                                                                                                  MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.33.%              1.41%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Franchise Fund    Seeks capital growth                         Invesco Advisers, Inc.
  -- Series I (1)
 Invesco V.I. American Value Fund --     Above-average total return over a market     Invesco Advisers, Inc.
  Series II (2)                          cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
 Invesco V.I. Balanced Risk Allocation   Total return with a low to moderate          Invesco Advisers, Inc.
  Fund -- Series I                       correlation to traditional financial market
                                         indices
 Invesco V.I. Comstock Fund -- Series    Seeks capital growth and income through      Invesco Advisers, Inc.
  II (3)                                 investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Growth Fund --     Seeks capital growth                         Invesco Advisers, Inc.
  Series I (4)
 Invesco V.I. Small Cap Equity Fund --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    Seeks high total return, including income    Capital Research and Management Company
  -- Class 2                             and capital gains, consistent with the
                                         preservation of capital over the long term.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund -- Class 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 American Funds Bond Fund -- Class 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital.
 American Funds Global Growth Fund --    Seeks long-term growth of capital            Capital Research and Management Company
  Class 2
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to provide growth of capital           Capital Research and Management Company
 American Funds Growth-Income Fund --    Seeks long-term growth of capital and        Capital Research and Management Company
  Class 2                                income
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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 American Funds International Fund --    Seeks long-term growth of capital            Capital Research and Management Company
  Class 2
 American Funds New World Fund -- Class  Seeks long-term capital appreciation         Capital Research and Management Company
  2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager           Seeks to obtain high total return with       Fidelity Management & Research Company
  Portfolio -- Initial Class (a)         reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio -- Service Class 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Initial Class             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Service Class 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio --    Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --   Seeks long-term growth of capital            Fidelity Management & Research Company
  Initial Class (a)                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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 Mutual Shares Securities Fund -- Class  Seeks capital appreciation, with income as   Franklin Mutual Advisers, LLC
  2                                      a secondary goal
 Templeton Foreign Securities Fund --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IA  Seeks long-term total return                 Hartford Funds Management Company, LLC
  (5)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      Hartford Funds Management Company, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IA                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    Hartford Funds Management Company, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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 Hartford MidCap HLS Fund -- Class IA+   Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA+                                                                           Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Seeks maximum current income consistent      Hartford Funds Management Company, LLC
  Class IA*                              with liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IA     Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio    Seeks high current income and the            Lord, Abbett & Co. LLC
  -- Class VC                            opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Calibrated Dividend Growth  Seeks current income and capital             Lord, Abbett & Co. LLC
  Portfolio -- Class VC (6)              appreciation
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial  Seeks total return with an emphasis on       MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA -- Service Shares                                                           OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA -- Service   Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Shares (7)                                                                          OppenheimerFunds, Inc.
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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 Oppenheimer Main Street Fund(R)/VA --   Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Service Shares                                                                      OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap       Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                         OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA+                              Management believes is consistent with
                                         preservation of capital
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA+
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA+                           diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IA+                           preservation of capital                      Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IA+                                                                           Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IA+                                                                           Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA                                                                            Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA+                                                                           Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IA+                              secondary objective                          Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA+   Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA+*                                   Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class   Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities
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+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco Van Kampen V.I. American Franchise Fund -- Series I

(2)  Formerly Invesco Van Kampen V.I. American Value Fund -- Series II

(3)  Formerly Invesco Van Kampen V.I. Comstock Fund -- Series II

(4)  Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I

(5)  Formerly Hartford Advisers HLS Fund -- Class IA

(6)  Formerly Lord Abbett Capital Structure Portfolio -- Class VC

(7)  Formerly Oppenheimer Global Securities Fund/VA -- Service Shares

(8) Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $10.7 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).


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5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is The Prudential Insurance Company of America, as Administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.